File No. 333-41180
File No. 811-10011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[_]
Pre-Effective Amendment No.		[_]
Post-Effective Amendment No.	10	[X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[_]
Amendment No.	24	[X]

(Check appropriate box or boxes)

SBL VARIABLE ANNUITY ACCOUNT XIV
(Exact Name of Registrant)

Security Benefit Life Insurance Company
(Name of Depositor)

One Security Benefit Place, Topeka, Kansas 66636-0001
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code:
(785) 438-3000

Name of Agent for Service for Process: Amy J. Lee, Associate General Counsel Security Benefit Life Insurance Company One Security Benefit Place Topeka, KS 66636-0001

It is proposed that this filing will become effective:

[_]	immediately upon filing pursuant to paragraph (b) of Rule 485
[_]	on _________, pursuant to paragraph (b) of Rule 485
[X]	65 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]	on _________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

EXPLANATORY COMMENT

The prospectus and the statement of additional information included in Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-41180) filed on April 27, 2007 pursuant to paragraph (b) of Rule 485 are incorporated herein by reference.

SecureDesigns® Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated [September 10], 2007,
To Prospectus Dated May 1, 2007

Optional Guaranteed Lifetime Withdrawal Benefit Rider

Along with your SecureDesigns Variable Annuity, you may purchase an optional Guaranteed Lifetime Withdrawal Benefit Rider (the "GLWB Rider" or the "Rider") for an additional charge. This supplement updates your prospectus dated May 1, 2007 to describe the Rider, its operation, and the fees and expenses associated with purchasing the Rider. This supplement provides information in addition to that contained in your prospectus. You should read it in its entirety and keep it with your prospectus for future reference. If you have any questions, please contact your registered representative or call or write our Administrative Office at (800) 888-2461, P.O. Box 750497, Topeka, Kansas 66675-0497. You cannot cancel the GLWB Rider once it is issued.

  The GLWB Rider is designed for Owners who are concerned that poor investment performance or market volatility in the Subaccounts may adversely impact the amount of money they can withdraw under the Contract for retirement income or other long-term purposes. Subject to certain conditions and restrictions, the GLWB Rider guarantees that you will be able to withdraw a specified amount each Contract Year during your lifetime (and your spouse's lifetime, if you so designate)—even if your Contract Value is reduced to zero.

The GLWB Rider does not guarantee Contract Value or the performance of any investment option or asset allocation model.

Important Considerations if You Purchase the GLWB Rider —

  The Fixed Account is not available if you purchase the GLWB Rider. In addition, we reserve the right to restrict subsequent Purchase Payments. See "Investment Option Restrictions" and "Restrictions on Purchase Payments" below.

  Any withdrawals you make that exceed a specified annual amount (the "Annual Amount") may significantly reduce or even eliminate your ability to make lifetime withdrawals under the GLWB Rider. If you intend to take "Excess Withdrawals"—cumulative withdrawals in any Contract Year that exceed the Annual Amount—then you should carefully consider whether the Rider is appropriate for you. See "Non-Excess and Excess Withdrawals" below.

  We will deduct a monthly charge from your Contract Value (the "GLWB Rider Charge") if you elect the GLWB Rider. We will assess this charge even if your only withdrawals are Non-Excess Withdrawals and even if you never make a withdrawal. We will not refund the GLWB Rider Charges you have paid if the GLWB Rider terminates for any reason. See "The GLWB Rider Charge" below.

  Adding the GLWB Rider will not automatically cancel any existing systematic withdrawals that you have established. Since Excess Withdrawals may significantly reduce or even eliminate your ability to make lifetime withdrawals under the Rider, you should consider whether any existing systematic withdrawals should be adjusted. See "Purchasing the GLWB Rider" below.

  If you add, remove, or change an Owner under your Contract (including total or partial change incident to a divorce), then the GLWB Rider will terminate. See "Covered Persons, Owners, and Spouses" below.

  You must repay any outstanding Contract loan before we will issue the GLWB Rider, and you may not take a new Contract loan while the Rider is in effect. See "Contract Loans" below.

  You cannot cancel the GLWB Rider once it is issued.

  Any amount that we may pay under the GLWB Rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

  The GLWB Rider may not be available in all states, and we may otherwise limit its availability.

  Certain Qualified Contracts may have withdrawal or other restrictions which may limit the benefit of the GLWB Rider. Consult a tax adviser before purchasing the GLWB Rider with any Qualified Contract.

You should not purchase the GLWB Rider if:

  You expect to take Excess Withdrawals because such withdrawals may significantly reduce or eliminate the value of the GLWB Rider; or

  You are primarily interested in maximizing the Contract's potential for long-term accumulation rather than ensuring a stream of income for life; or

  You do not expect to take Non-Excess Withdrawals ever or for a significant period of time.

You should consult your registered representative to discuss whether the GLWB Rider suits your needs.

Fees and Expenses  — The Optional Rider Expenses portion of the Expense Table in your prospectus is modified to include the following fee information for the GLWB Rider.

Optional Rider Expenses (as a percentage of Contract Value)
	Interest Rate	Annual Rider Charge
Guaranteed Lifetime Withdrawal Benefit Rider (One Covered Person)	---	0.85%*
Guaranteed Lifetime Withdrawal Benefit Rider (Two Covered Persons)	---	1.25%*
*We deduct the GLWB Rider Charge on a monthly basis.

Purchasing the GLWB Rider  — You may purchase the Rider on the Contract Date by selecting it in the Contract application. You also may purchase it on any Contract Anniversary prior to the Annuity Start Date (if the Rider is still available for sale) by completing a form and submitting it to our Administrative Office at least one day prior to the Contract Anniversary. If we do not receive the completed form at our Administrative Office at least one day prior to the Contract Anniversary, the Rider will not be added to your Contract.

You can only purchase the GLWB Rider if the attained age of the Covered Person (and the Joint Covered Person, if the Rider is issued on a joint life basis) is at least 55 but no older than 80. Except under the circumstances set forth below, an Owner must be a natural person. See "Covered Persons, Owners, and Spouses."

Electing the GLWB Rider after the Contract Date will not automatically cancel any existing systematic withdrawals that you have established. Since Excess Withdrawals may significantly reduce or even eliminate your ability to make lifetime withdrawals under the Rider, you should consider whether any existing systematic withdrawals should be adjusted.

Important Consideration. When you purchase the GLWB Rider may have a significant impact on the value of your Benefit Base. For example, there are certain advantages to purchasing the GLWB Rider early. We begin "locking in" your highest Contract Value when calculating the Benefit Step-up Base on every Contract Anniversary following the date the GLWB Rider was added to your Contract (the "Rider Start Date"). Thus, the earlier you purchase the GLWB Rider, the longer the period of time during which your Benefit Base may increase due to favorable Subaccount performance. You also have an opportunity for your Benefit Base to increase by the Growth Factor utilized in our calculation of the Benefit Roll-up Base. Contract values occurring prior to the Rider Start Date do not affect the Benefit Base.

On the other hand, if you purchase the GLWB Rider too early and do not begin taking Non-Excess Withdrawals for a period of time, you may pay the GLWB Rider Charge for a longer period than is necessary. You also must comply with other Rider restrictions, such as prohibitions on changing Owners, taking Contract loans, and allocating Purchase Payments and Contract Value to the Fixed Account.

Please consult your registered representative to discuss the appropriate time, if any, for you to purchase the GLWB Rider.

Covered Persons, Owners, and Spouses  —

Covered Person. The Covered Person is the person during whose life we will make available the Annual Amount. If the Contract is owned by a single natural person, then the Covered Person must be the Owner. If the Contract is owned by a non-natural person, then the Covered Person must be the Annuitant.

  Under the GLWB Rider, the Owner must be a natural person unless: (1) the Contract is owned by a trust (or other entity as agent for a natural person), (2) the Rider is issued with only one Covered Person, (3) only one Annuitant is named in the Contract; and (4) the Annuitant is the Covered Person.

The Covered Person cannot be changed after we issue the Rider.

Joint Covered Person. The Joint Covered Person is the person during whose life, in conjunction with the life of the Covered Person, we will make available the Annual Amount. If there are Joint Owners under the Contract, then the Joint Covered Person must be the Joint Owner.

Note:	Please remember that we impose a higher GLWB Rider Charge if there is a Joint Covered Person under the GLWB Rider. We do so because we are obligated to make the Annual Amount available for withdrawals over the lives of two individuals (so long as all of the Rider's conditions are met).

The Joint Covered Person must be the spouse of the Covered Person on the Rider Start Date. If there is one Owner under the Contract, the Joint Covered Person also must be the sole Designated Beneficiary under the Contract prior to annuitization. If there are Joint Owners under the Contract, the Covered Person and Joint Covered Person must be the only Designated Beneficiaries under the Contract prior to annuitization.

We will make the Annual Amount available until the later of the death of the Covered Person or the death of the Joint Covered Person, provided that (a) there is no change in the status of the Joint Covered Person as the spouse of the Covered Person, and (b) there is no change in the status of the Joint Covered Person as the sole Designated Beneficiary prior to annuitization (if there is one Contract Owner) or of the Covered Person and Joint Covered Person as the only Designated Beneficiaries prior to annuitization (if there are two Contract Owners).

Note:	If the status of either (or both) of these designations changes, then we will base the benefits under the Rider solely on the life of the Covered Person. This means that we will not make the Annual Amount available after the death of the Covered Person, even if the Joint Covered Person is still alive. However, we will continue to assess the GLWB Rider Charge based on two Covered Persons for as long as the Covered Person is alive.

After the Rider Start Date, the Joint Covered Person cannot be changed, even if the Covered Person has a new spouse, nor can a Joint Covered Person be added.

Joint Owners. If the GLWB Rider is elected, the Contract must be owned individually (i.e., there must be only one Owner), unless:

  there is only one Joint Owner,

  the Joint Owner is the spouse of the Owner, and

  prior to annuitization, the only Designated Beneficiaries under the Contract are the Owner and Joint Owner.
Note:	If the Owner and Joint Owner cease to be the spouse of each other, then we will base the benefits under the Rider solely on the life of the Covered Person (i.e., the Owner). This means that we will not make the Annual Amount available after the death of the Covered Person, even if the Joint Covered Person (i.e., the Joint Owner) is still alive. However, we will continue to assess the GLWB Rider Charge based on two Covered Persons for as long as the Covered Person is alive.

In the event that the Contract is ordered to be split or otherwise divided between the Owner and Joint Owner pursuant to the terms of a divorce settlement or a divorce decree from a court of law or pursuant to any other court order incident to a divorce, we will terminate the GLWB Rider.

Change in Owner. If you add, remove, or change an Owner under your Contract (including total or partial changes incident to a divorce) after the GLWB Rider is issued, then we will terminate the Rider.

Termination of the GLWB Rider if Surviving Spouse Continues Contract. If there is only one Covered Person and he or she dies while the GLWB Rider is in effect, and if the surviving spouse of the deceased Covered Person elects to continue the Contract, then we will terminate the Rider.

The surviving spouse can elect to add a new Guaranteed Lifetime Withdrawal Benefit Rider on any Contract Anniversary prior to the Annuity Start Date (if the Rider is still available for sale) by completing a form and submitting it to our Administrative Office at least one day prior to the Contract Anniversary. If we do not receive the completed form at our Administrative Office at least one day prior to the Contract Anniversary, the Rider will not be added to your Contract. The surviving spouse must satisfy our issue age requirements in effect at the time the Rider is purchased. We will issue a new GLWB Rider based on new variables (i.e., the Benefit Base, the Annual Amount, the Benefit Percentage, etc.). The terms of any such new GLWB Rider, including the charge for the Rider, may differ from the terms of the existing Rider.

Spouse. Under the GLWB Rider, the term 'spouse' has the meaning given to it under federal law for purposes of the Internal Revenue Code.

Proof of Survival. We may require proof of survival of any person upon whose life continuation of benefits depends (including, but not limited to, the Covered Person and any Joint Covered Person).

Non-Excess and Excess Withdrawals  — You may make withdrawals under your Contract while the GLWB Rider is in effect. However, the amount and timing of your withdrawals may significantly reduce (or even eliminate) your ability to make lifetime withdrawals under the Rider.

  Non-Excess Withdrawals are cumulative withdrawals made during the Contract Year that are less than or equal to the Annual Amount (see "Determining Your Annual Amount" below).

  Excess Withdrawals are cumulative withdrawals made during the Contract Year that exceed the Annual Amount.
Note:	We have designed the GLWB Rider for you to take total Non-Excess Withdrawals up to the Annual Amount during each Contract Year. To obtain the maximum potential benefit under the GLWB Rider, your total withdrawals each Contract Year should not exceed the Annual Amount.

Excess Withdrawals reduce your Benefit Base and your Annual Amount, which may significantly reduce or even eliminate your ability to make lifetime withdrawals under the GLWB Rider. If your Contract Value is reduced to zero due to an Excess Withdrawal, your Contract and the GLWB Rider will terminate.

A "withdrawal" includes any applicable withdrawal charges, any forfeited Credit Enhancements, any withdrawals made to pay fees to a registered investment adviser, and charges for premium taxes and/or other taxes, if applicable, and any other charges deducted upon a withdrawal or surrender. We will reduce your Contract Value by the amount of any withdrawal you make. Withdrawals made while the GLWB Rider is in effect will be subject to the same conditions, limitations, restrictions, and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the terms of your Contract, unless we specify otherwise.

Before you make a withdrawal, please note:

  We will not assess a withdrawal charge or recapture any Credit Enhancements if you make a Non-Excess Withdrawal. However, such withdrawals will reduce your Free Withdrawal amount. For the purpose of calculating the withdrawal charge on Excess Withdrawals, Non-Excess Withdrawals do not reduce Purchase Payments.

  If you make an Excess Withdrawal, we will assess a withdrawal charge (if otherwise applicable), reduce your Free Withdrawal amount, and recapture any Credit Enhancements, as appropriate.

  All withdrawals, including Non-Excess Withdrawals and Excess Withdrawals, reduce your Contract Value and death benefit and may reduce other rider benefits. Withdrawals may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters" in the prospectus.

Determining Your Annual Amount  — Your Annual Amount is the maximum amount that you can withdraw each Contract Year without reducing or eliminating your ability to make lifetime withdrawals under the GLWB Rider.

  Your Annual Amount is equal to the current Benefit Percentage (described below) multiplied by the current Benefit Base.

We initially calculate your Annual Amount on the Rider Start Date and recalculate it on each Contract Anniversary, when you make any additional Purchase Payments, and when you make any Excess Withdrawals.

You may withdraw the Annual Amount in a lump sum, in multiple withdrawals, or in a series of pre-authorized withdrawals during the Contract Year. You can continue to take up to the Annual Amount each Contract Year until it is depleted for that year. The Annual Amount is not cumulative, which means that if you choose to withdraw only part of, or none of, your Annual Amount in any given Contract year, any portion not withdrawn will not be carried over to the next or any subsequent Contract Year.

Benefit Percentage. The initial Benefit Percentage depends on the age of the Covered Person (or for the joint life version, the age of the younger of the Covered Person and the Joint Covered Person) on the Rider Start Date, as follows:

Age	Initial Benefit Percentage
Less than 65:	4.0%
At least 65 but less than 76:	5.0%
Equal to or greater than 76:	6.0%

We may increase the Benefit Percentage by a 2% Inflation Adjustment if certain conditions are met (see "2% Inflation Adjustment," below).

Qualified Contracts. If you own a Qualified Contract that is in the "Required Minimum Distribution" or "RMD" phase under the Internal Revenue Code, and you are required to withdraw more than the Annual Amount we have calculated, then we will increase your Annual Amount to equal the amount required to be withdrawn under the Internal Revenue Code.

  We determine this amount as of the beginning of the calendar year based solely on the values under your Contract. We do not include RMDs of any other assets of any Owner or Designated Beneficiary. This amount is equal to the Internal Revenue Code required minimum distribution amount calculated by us using only (1) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (2) your Contract Value (including the present value of any additional benefits provided under your Contract to the extent required to be taken into account under IRS Guidance), and (3) amounts from the current calendar year (no carry-over from past years).

Determining Your Benefit Base  — Your Benefit Base is used to calculate your Annual Amount.

Note:	Your Benefit Base is only used to calculate the Annual Amount. It is not a cash value, surrender value, or death benefit, it is not available to you, it is not a minimum return for any Subaccount, and it is not a guarantee of any Contract Value.

We initially calculate your Benefit Base on the Rider Start Date and recalculate it on each Contract Anniversary, when you make any additional Purchase Payments, and when you make any Excess Withdrawals.

  Your initial Benefit Base is equal to (a) your initial Purchase Payment including Credit Enhancements and/or Bonus Credits, if any (if we issued your Rider on the Contract Date); or (b) your Contract Value on the Rider Start Date (if we issued your Rider on a Contract Anniversary).

Your Benefit Base after the Rider Start Date is equal to the greater of the Benefit Step-up Base or the Benefit Roll-up Base.

  The Benefit Step-up Base:

  On the Rider Start Date, the Benefit Step-up Base is equal to: (a) your initial Purchase Payment including Credit Enhancements and/or Bonus Credits, if any (if we issued your Rider on the Contract Date); or (b) your Contract Value on the Rider Start Date (if we issued your Rider on a Contract Anniversary).

  We recalculate the Benefit Step-up Base as follows:

    On each Contract Anniversary, the new Benefit Step-up Base is equal to the greater of your Contract Value on that anniversary, or (B) the then current Benefit Step-up Base.

    If you make an additional Purchase Payment, we will increase the Benefit Step-up Base by the amount of the Purchase Payment (and any Credit Enhancement and/or Bonus Credits, if applicable).

    If you make an Excess Withdrawal, the new Benefit Step-up Base is equal to the then current Benefit Step-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by your Contract Value immediately before the Excess Withdrawal)).

Note:	Excess Withdrawals will reduce your Benefit Step-up Base, which, in turn, may significantly reduce or eliminate your ability to make lifetime withdrawals under the GLWB Rider. Excess Withdrawals could reduce your Benefit Step-up Base by substantially more than the actual amount of the Excess Withdrawal. Excess Withdrawals will also reduce your Annual Amount.

    Examples of Excess Withdrawals on the Benefit Step-up Base. Example 1, assume:

      At the beginning of the Contract Year, the Annual Amount is $5,000.

      During the Contract Year the Owner makes a $6,000 withdrawal, which means the Owner has made a Non-Excess Withdrawal of $5,000 and an Excess Withdrawal of $1,000.

      On the day that the Owner takes the $6,000 withdrawal, but prior to the withdrawal being processed, the then current Benefit Step-up Base is $100,000. The Contract Value is $120,000 prior to any part of the withdrawal being processed and, after the Non-Excess Withdrawal is effected but immediately before the Excess Withdrawal is effected, the Contract Value is $115,000.

      When an Excess Withdrawal is made, the new Benefit Step-up Base is equal to the then current Benefit Step-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by the Contract Value immediately before the Excess Withdrawal)). Thus, the new Benefit Step-up Base is equal to: $100,000 x (1 - ($1,000 / $115,000)) = $99,130.

    Example 2, assume:

      The Owner has already taken withdrawals equal to the Annual Amount for the Contract Year.

      The Owner takes another withdrawal of $3,000 in the same Contract Year, all of which is considered an Excess Withdrawal.

      Immediately prior to the withdrawal of $3,000, the current Benefit Step-up Base is $100,000. The Contract Value is $50,000.

      The new Benefit Step-up Base is equal to the then current Benefit Step-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by the Contract Value immediately before the Excess Withdrawal)). Thus, the new Benefit Step-up Base is equal to: $100,000 x (1 - ($3,000 / $50,000)) = $94,000.

      Note that in this case, the Excess Withdrawal is $3,000, while the reduction in Benefit Step-up Base is $6,000 (twice the amount of the Excess Withdrawal).

  The Benefit Roll-up Base:

  On the Rider Start Date, the Benefit Roll-up Base is equal to: (a) your initial Purchase Payment including Credit Enhancements and/or Bonus Credits, if any (if we issued your Rider on the Contract Date); or (b) your Contract Value on the Rider Start Date (if we issued your Rider on a Contract Anniversary).

  We recalculate the Benefit Roll-up Base as follows:

    On each Contract Anniversary, the new Benefit Roll-up Base is equal to the then current Benefit Roll-up Base multiplied by (1 plus the Growth Factor).

    We determine the Growth Factor as follows:

      If you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance, described below), then the Growth Factor is:

        5.0% on Rider anniversaries 1 through 4;
        6.0% on Rider anniversaries 5 through 8;
        7.0% on Rider anniversaries 9 through 12; and
        0.0% on Rider anniversaries 13 and greater.

      If you have made one or more withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance), then the Growth Factor is zero on every Contract Anniversary following the first withdrawal.

    If you make an additional Purchase Payment, we will increase the Benefit Roll-up Base by the amount of the Purchase Payment (and any Credit Enhancement and/or Bonus Credits, if applicable).

    If you make an Excess Withdrawal, the new Benefit Roll-up Base is equal to the then current Benefit Roll-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by your Contract Value immediately before the Excess Withdrawal)).

Note:	Excess Withdrawals will reduce your Benefit Roll-up Base, which, in turn, may significantly reduce or eliminate your ability to make lifetime withdrawals under the GLWB Rider. Excess Withdrawals could reduce your Benefit Roll-up Base by substantially more than the actual amount of the Excess Withdrawal. Excess Withdrawals will also reduce your Annual Amount.

    Example of Excess Withdrawals on the Benefit Roll-up Base. Assume:

      The Owner has already taken withdrawals equal to the Annual Amount for the Contract Year.

      The Owner takes another withdrawal of $3,000 in the same Contract Year, all of which is considered an Excess Withdrawal.

      Immediately prior to the withdrawal of $3,000, the current Benefit Roll-up Base is $100,000. The Contract Value is $50,000.

      The new Benefit Roll-up Base is equal to the then current Benefit Roll-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by your Contract Value immediately before the Excess Withdrawal)). Thus, the new Benefit Roll-up Base is equal to: $100,000 x (1 - ($3,000 / $50,000)) = $94,000.

      Note that the Excess Withdrawal is $3,000, while the reduction in Benefit Roll-up Base is $6,000 (twice the amount of the Excess Withdrawal).

2% Inflation Adjustment  — If your entire Contract Value has been invested in accordance with one of the asset allocation models described below since the Rider Start Date, we will increase the Benefit Percentage by an amount equal to the current Benefit Percentage multiplied by 2.0% (the "2% Inflation Adjustment"). However, no increases will be made until you make a withdrawal following the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance, as described below). After you make such a withdrawal, we will begin applying the 2% Inflation Adjustment to your Benefit Percentage on each Contract Anniversary.

To be eligible for the 2% Inflation Adjustment, at all times since the Rider Start Date your entire Contract Value must be invested in one of several specified asset allocation models. This means:

  You must allocate all Purchase Payments and Contract Value in accordance with one of the asset allocation models;

  You must elect and maintain the Asset Reallocation Option, thereby authorizing us to automatically transfer your Contract Value on a quarterly basis to restore your asset allocation model's allocations to the original percentages in effect at the time you elected the model;

  You may change from the current asset allocation model to another asset allocation model approved by us for use in connection with the 2% Inflation Adjustment feature;

  You may not make other transfers among the Subaccounts; and

  We will deduct any withdrawals you make (including withdrawals pursuant to the RIA Annual Withdrawal Allowance) from the Subaccounts in the asset allocation model on a pro rata basis.
Note:	You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs.

If at any time following the Rider Start Date all or a portion of your Contract Value is not invested in accordance with the above restrictions, then your Benefit Percentage will not be increased by the 2% Inflation Adjustment for that Contract Year or any subsequent Contract Year.

Each asset allocation model invests different percentages of Contract Value in certain of the Subaccounts. In general, the investment strategies employed by the asset allocation models include allocations that focus on (1) combining bond funds and stock funds; or (2) emphasizing stock funds while including a weighting to bond funds. Each of these asset allocation models seek to provide income and/or capital appreciation while avoiding excessive risk. There can be no assurance, however, that any of the asset allocation models will achieve their investment objective. If you are seeking a more aggressive investment strategy, the asset allocation models required in connection with the 2% Inflation Adjustment may not be appropriate for you.

The asset allocation models approved for use with the 2% Inflation Adjustment and the composition of the specific asset allocation model you select may change from time to time. However, we will not change your existing Contract Value or Purchase Payment allocation or percentages in response to these changes. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model that is permitted with the 2% Inflation Adjustment, you must submit new allocation instructions to us in writing. There is no charge for allocating your Contract Value in accordance with an asset allocation model. The specific asset allocation models available to you are fully described in a separate brochure. Your sales representative can provide additional information about the asset allocation models available to you. Please talk to him or her if you have additional questions about the asset allocation models.

Example of the 2% Inflation Adjustment. Assume:

  the Owner added the Rider (issued with one Covered Person) at age 70,

  the 2% Inflation Adjustment has not been forfeited because Contract Value has at all times since the Rider Start Date been invested in accordance with the investment restrictions set forth above, and the first withdrawal (other than one within the RIA Annual Withdrawal Allowance) is in Contract Year 3.

The Benefit Percentage is equal to:

  5.00% for Contract Years 1 and 2 (because the Owner was between ages 65 and 75 on the Rider Start Date and did not take any withdrawals),

  5.00% for Contract Year 3 (because the withdrawal will trigger the 2% Inflation Adjustment beginning on the next Contract Anniversary),

  5.10% for Contract Year 4 (5.00% * (1.02)),

  5.20% for Contract Year 5 (5.00% * (1.02)2),

  5.31% for Contract Year 6 (5.00% * (1.02)3)

  and so forth for subsequent Contract Years (so long as the Owner continues to comply at all times with the investment restrictions set forth above). If, in Contract Year 6, the Owner fails to comply with the investment restrictions, then in all future Contract Years the Benefit Percentage will be equal to 5.31%.

RIA Annual Withdrawal Allowance. If withdrawals are made under your Contract to pay fees to a registered investment adviser, then we will not consider that withdrawal when determining whether to apply the 2% Inflation Adjustment or whether to set the Growth Factor to zero when calculating the Benefit Roll-up Base, if:

  the withdrawals are the only amount withdrawn in that Contract Year;

  the withdrawals are for the purpose of paying fees to a registered investment adviser for services rendered to the Owner in connection with the Contract;

  we are making payment(s) to the registered investment adviser from such withdrawals on behalf of the Owner; and

  the withdrawals do not exceed: (1) in the first Contract Year, 2.0% of Purchase Payments (including any Credit Enhancement and/or Bonus Credit), and (2) for all other Contract Years, 2.0% of your Contract Value as of the beginning of the Contract Year.

When to Take Withdrawals  — You should carefully consider when to begin taking withdrawals under the GLWB Rider.

Advantages to taking withdrawals:

  You may maximize the time during which you may take lifetime withdrawals due to longer life expectancy, and you will be paying for a benefit you are using.

  If you have selected the 2% Inflation Adjustment feature of the Rider and have complied with the investment restrictions noted above under "2% Inflation Adjustment," once you make a withdrawal (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance) we will apply the 2% Inflation Adjustment to your Benefit Percentage on each Contract Anniversary (see "2% Inflation Adjustment").

Advantages to delaying withdrawals:

  On the first 12 Rider anniversaries, we will increase your Benefit Roll-up Base by the Growth Factor so long as you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance) (see "Benefit Roll-up Base").

  Withdrawals reduce your Free Withdrawal Amount, death benefit, and Contract Value, may result in receipt of taxable income (and a 10% penalty tax if made prior to age 59 1/2), and may limit the potential for increasing your Benefit Base through higher Contract Values on Contract Anniversaries.

You should discuss with your registered representative when it may be appropriate for you to begin taking withdrawals under the GLWB Rider.

Annuitization  — If you have not selected an Annuity Start Date, then while the GLWB Rider is in effect the Annuity Start Date is the day before the older Annuitant's 95th birthday.

If the Contract Value is greater than zero on the Annuity Start Date, then you may elect to receive annual Annuity Payments equal to:

  the Annual Amount as of the Annuity Start Date; or

  the amount determined by applying the Contract Value less premium taxes and any pro rata account administration charge as of the Annuity Start Date to any of the Annuity Options available under your Contract.

If you choose option (a), then we will make Annuity Payments until the later of: (i) the death of the Covered Person (or until the later of the death of the Covered Person or Joint Covered Person, if applicable), or (ii) a fixed period equal to the Contract Value on the Annuity Start Date divided by the Annual Amount on the Annuity Start Date. If the Covered Person (or both the Covered Person and the Joint Covered Person, if applicable) dies before receiving the fixed number of Annuity Payments, then we will make any remaining Annuity Payments to the Designated Beneficiary.

If you choose option (b), then we will make Annuity Payments pursuant to the terms of your Contract.

Note:	The payments you would receive under option (a) are different from the payments you would receive under option (b). You should consult with your registered representative to determine which option is more appropriate for you.

Reduction of Contract Value To Zero  — If your Contract Value reduces to zero, one of the following will occur:

  If your Contract Value reduced to zero due to an Excess Withdrawal, then we will terminate your Contract and the GLWB Rider (which means your Annual Amount will no longer be available) even if your Benefit Base is greater than zero. You will not be entitled to receive any further benefits under your Contract or the Rider.

  If your Contract Value reduced to zero for any reason other than due to an Excess Withdrawal, then:

    We will make payments to you each Contract Year in an amount equal to the Annual Amount in effect as of the Valuation Date the Contract Value reduced to zero;

    We will make these as a series of payments pursuant to a frequency selected by you from those made available by us at that time;

    We will make these payments until the death of the Covered Person (or the later of the death of the Covered Person and any Joint Covered Person, if applicable, subject to the restrictions on changing Owners);

    You may not make any additional Purchase Payments under your Contract;

    You will no longer be eligible to receive a death benefit under your Contract; and

    We will terminate all other optional riders under your Contract.

Investment Option Restrictions  — If you elect the GLWB Rider, you cannot allocate your Purchase Payments or transfer your Contract Value to the Fixed Account. If you wish to add the GLWB Rider on a Contract Anniversary, you will need to transfer any Contract Value in the Fixed Account to one or more of the Subaccounts.

Restrictions on Purchase Payments  — If you elect the GLWB Rider, we reserve the right to restrict subsequent Purchase Payments.

When discussing the GLWB Rider, all references to Purchase Payments mean the amount actually applied to Contract Value (i.e., net of any applicable premium tax or other applicable charges).

The GLWB Rider Charge  — We will deduct a monthly charge from your Contract Value for the GLWB Rider. We deduct this charge beginning on the Rider Start Date, and will continue to assess the charge until the earlier of termination of the Rider or the date your Contract Value is reduced to zero.

The amount of the charge is as follows:

GLWB Rider Charge (as a percentage of Contract Value)
	Interest Rate	Annual Rider Charge
Guaranteed Lifetime Withdrawal Benefit Rider (One Covered Person)	---	0.85%
Guaranteed Lifetime Withdrawal Benefit Rider (Two Covered Persons)	---	1.25%

If in the future the Fixed Account becomes an available investment option under the Rider, then any portion of the GLWB Rider Charge that we deduct from Contract Value allocated to the Fixed Account will not be greater than the annual interest we credit to the Fixed Account in excess of the Guaranteed Rate.

Please remember that under your Contract, you may not select riders with total rider charges in excess of 1.60% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider). For purposes of selecting no more than one rider under your Contract that offers a death benefit, please note that the GLWB Rider does not provide a death benefit.

We will not refund the GLWB Rider Charges you have paid if the GLWB Rider terminates, regardless of the reason for termination.

Contract Loans  — You must repay any outstanding Contract loan before we will issue the GLWB Rider, and you may not take a new Contract loan while the Rider is in effect.

Termination  — We will terminate the GLWB Rider on the earliest of:

  The Valuation Date you surrender your Contract;

  The Annuity Start Date (subject to any obligations we may have to make payments of the Annual Amount, as set forth in the Annuitization provision above);

  For a GLWB Rider issued with one Covered Person, the date of the Covered Person's death (regardless of whether the surviving spouse Beneficiary continues the Contract);

  For a GLWB Rider issued with a Covered Person and a Joint Covered Person, the later of the date of death of the Covered Person or the Joint Covered Person (subject to our rules relating to the designation of a Joint Covered Person—see "Covered Persons, Owners, and Spouses" above);

  he date of change of ownership under the Contract (including total or partial change incident to a divorce—see "Covered Persons, Owners, and Spouses" above); or

  The Valuation Date your Contract Value is reduced to zero due to an Excess Withdrawal.

Tax Consequences  — As with any distribution from the Contract, tax consequences may apply to GLWB Rider distributions. The application of certain tax rules to the Rider, particularly those rules relating to distributions from your Contract, is not entirely clear. While there is some uncertainty, we intend to treat any amounts received by you under the GLWB Rider after your Contract Value reduces to zero as annuity payments for tax purposes. We also intend to treat the payments made to you under the Rider prior to the date your Contract Value reduces to zero or selection of an Annuity Option as withdrawals for tax purposes. In view of this uncertainty, however, you should consult a tax advisor before purchasing the GLWB Rider.

For Qualified Contracts, your required minimum distribution amount may have to include the value of optional Contract provisions such as the GLWB rider. Consult a tax advisor.

Please Retain This Supplement for Future Reference

PART C
OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

  Financial Statements

  The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006; and (2) the audited financial statements of Variable Annuity Account XIV - SecureDesigns Variable Annuity at December 31, 2006, and for each of the two years in the period ended December 31, 2006.

  Exhibits

    Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)
    Not Applicable

      Service Facilities Agreement(w)
      Marketing Organization Agreement(e)
      SBL Variable Products Broker/Dealer Sales Agreement(f)
      SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C  7-00)(h)
      Marketing Organization Agreement Commission Schedule - SecureDesigns(i)
      Marketing Organization Agreement Commission Schedule - NEA(i)
      Marketing Organization Agreement Commission Schedule - AdvanceDesigns(ab)
      Marketing Organization Agreement Commission Schedule - AEA(n)
      Marketing Organization Agreement Commission Schedule - Security Benefit Advisor(n)
      NEA Valuebuilder Marketing Organization Agreement(i)
      AEA Valuebuilder Marketing Organization Agreement(n)
      NEA Valuebuilder Marketing Organization Agreement Annualization Amendment(i)
      Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, and SBL Variable Product Sales Agreements(p)

      Individual Contract (Form V6029  11-00)(g)
      Individual Contract-Unisex (Form V6029  11-00U)(g)
      Tax-Sheltered Annuity Endorsement (Form V6101  R9-05)(w)
      Withdrawal Charge Waiver Endorsement (Form V6051  3-96)(b)
      Waiver of Withdrawal Charge for Terminal Illness Endorsement (Form V6051 TI  2-97)(b)
      Individual Retirement Annuity Endorsement (Form V6849A  R9-03)(k)
      Roth IRA Endorsement (Form V6851A  R9-03)(k)
      Section 457 Endorsement (Form V6054  1-98)(c)
      403a Endorsement (Form V6057  10-98)(d)
      Annual Stepped Up Death Benefit Rider (Form V6063  8-00)(a)
      Guaranteed Growth Death Benefit Rider (Form V6063-1  8-00)(a)
      Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6063-2  8-00)(a)
      Disability Rider (Form V6064  8-00)(a)
      Guaranteed Income Benefit Rider (Form V6065  8-00)(a)
      Credit Enhancement Rider (Form V6067  8-00)(a)
      Alternative Withdrawal Charge Rider (Form V6069  10-00)(g)
      Loan Endorsement Rider (Form V6066  10-00)(i)
      Waiver of Withdrawal Charge Rider - 10 yrs or Disability (Form V6072  4-01)(i)
      Waiver of Withdrawal Charge Rider - 15 yrs or Disability (Form V6073  4-01)(i)
      Waiver of Withdrawal Charge Rider - 5 yrs and Age 59 1/2 (Form V6074  4-01)(i)
      Waiver of Withdrawal Charge Rider - Hardship (Form V6075  4-01)(i)
      Enhanced and Guaranteed Growth Death Benefit Rider (Form V6076  4-01)(h)
      Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6077  4-01)(h)
      Enhanced Death Benefit Rider (Form V6078  4-01)(h)
      Enhanced and Annual Stepped Up Death Benefit Rider (Form V6079  4-01)(h)
      DCA Plus Rider (Form V6080  4-01)(i)
      Credit Enhancement Rider (Form V6084  11-01)(i)
      Guaranteed Minimum Withdrawal Benefit (Form V6086  10-03)(l)
      Total Protection (Forms V6087  10-3)(m)
      Dollar for Dollar Living Benefit Rider (Form V6094  R9-05)(x)
      Dollar for Dollar Combination Benefit Rider (Form V6095  R9-05)(ab)
      Bonus Match Rider (Form V6093  10-05)(w)
      Guaranteed Lifetime Withdrawal Benefit Rider (Form V6106  6-07)

      Application (Form V9001  9-05)(w)
      Application - Unisex (Form V9001  9-05U)(w)
      Application (Form V9496  10-03)(q)
      Application (Form V9493  11-00)(g)
      Application (Form V9201  6-07)

      Composite of Articles of Incorporation of SBL(o)
      Bylaws of SBL(w)
    Not Applicable

      Participation Agreement - ABN AMRO (Aston)(ab)
      Participation Agreement - AIM - Equity Funds(i)
      Participation Agreement - AIM - Growth Funds(i)
      Participation Agreement - AIM - Variable Insurance Funds(r)
        Amendments Nos. 1 and 2 to Participation Agreement - AIM - Variable Insurance Funds(r)
        Amendment No. 3 to Participation Agreement - AIM - Variable Insurance Funds(x)
      Participation Agreement - American Century - Mutual Funds(s)
      Participation Agreement - American Century - Variable Insurance Funds(r)
      Participation Agreement - Ariel(j)
      Participation Agreement - Baron(ab)
      Participation Agreement - Calamos(i)
        Amendment No. 1 to Participation Agreement - Calamos(ab)
      Participation Agreement - Dreyfus - Mutual Funds(s)
      Participation Agreement - Dreyfus - Variable Insurance Funds(r)
        Amendment No. 1 to Participation Agreement - Dreyfus - Variable Insurance Funds(r)
      Participation Agreement - Fidelity - Mutual Funds(t)
        Amendments Nos. 1 and 2 to Participation Agreement - Fidelity - Mutual Funds(t)
        Amendment No. 3 to Participation Agreement - Fidelity - Mutual Funds(ab)
      Participation Agreement - Fidelity VIP(h)
        Amendment No. 1 to Participation Agreement - Fidelity VIP(h)
        Amendment No. 2 to Participation Agreement - Fidelity VIP(x)
      Participation Agreement - Goldman Sachs - Mutual Funds(ab)
      Participation Agreement - Jennison - Mutual Funds(ab)
      Participation Agreement - Legg Mason(r)
      Participation Agreement - MFS(u)
      Participation Agreement - Morgan Stanley(u)
      Participation Agreement - Neuberger Berman - AMT Funds(h)
        Amendments Nos. 1 and 2 to Participation Agreement - Neuberger Berman - AMT Funds(r)
      Participation Agreement - Neuberger Berman - Mutual Funds(s)
        Amendment No. 1 to Participation Agreement - Neuberger Berman - Mutual Funds(ab)
      Participation Agreement - Northern Trust(w)
      Participation Agreement - Oppenheimer(r)
        Amendments Nos. 1 and 2 to Participation Agreement - Oppenheimer(r)
        Amendment No. 3 to Participation Agreement - Oppenheimer(x)
      Participation Agreement - PIMCO - Mutual Funds(s)
        Amendment No. 1 to Participation Agreement - PIMCO - Mutual Funds(s)
        Amendment No. 2 to Participation Agreement - PIMCO - Mutual Funds(ab)
      Participation Agreement - PIMCO - Variable Insurance Funds(v)
        Amendments Nos. 1, 2, 3 and 4 to Participation Agreement - PIMCO - Variable Insurance Funds(x)
        Amendment No. 5 to Participation Agreement - PIMCO - Variable Insurance Funds(ab)
      Participation Agreement - Potomac (Direxion)(y)
        Amendment No. 1 to Participation Agreement - Potomac (Direxion)(y)
      Participation Agreement - Royce - Capital Fund(r)
      Participation Agreement - Royce - Mutual Funds(ab)
      Participation Agreement - RS Partners(w)
        Amendments Nos. 1 and 2 to Participation Agreement - RS Partners(ab)
      Participation Agreement - Rydex - Mutual Funds(w)
      Participation Agreement - Rydex - Variable Funds(h)
        Amendments Nos. 1, 2, 3, 4 and 5 to Participation Agreement - Rydex - Variable Funds(t)
        Amendment No. 6 to Participation Agreement - Rydex - Variable Funds(x)
      Participation Agreement - Van Kampen - Insurance Funds(r)
        Amendment No. 1 to Participation Agreement - Van Kampen - Insurance Funds(x)
      Participation Agreement - Van Kampen - Mutual Funds(s)
      Participation Agreement - Wells Fargo (Strong)(i)
      Information Sharing Agreement - ABN AMRO (Aston)(ab)
      Information Sharing Agreement - AIM(aa)
      Information Sharing Agreement - American Century(aa)
      Information Sharing Agreement - Ariel(ab)
      Information Sharing Agreement - Baron(ab)
      Information Sharing Agreement - Calamos(ab)
      Information Sharing Agreement - Dreyfus(aa)
      Information Sharing Agreement - Fidelity Insurance(ab)
      Information Sharing Agreement - Fidelity Retail Funds(ab)
      Information Sharing Agreement - Goldman Sachs(ab)
      Information Sharing Agreement - Janus(ab)
      Information Sharing Agreement - Jennison(ab)
      Information Sharing Agreement - Legg Mason(aa)
      Information Sharing Agreement - MFS(aa)
      Information Sharing Agreement - Neuberger Berman(aa)
      Information Sharing Agreement - Northern Trust(ab)
      Information Sharing Agreement - Oppenheimer(aa)
      Information Sharing Agreement - PIMCO(aa)
      Information Sharing Agreement - Potomac(z)
      Information Sharing Agreement - Royce(aa)
      Information Sharing Agreement - Rydex(aa)
      Information Sharing Agreement - Security Funds(ab)
      Information Sharing Agreement - T. Rowe Price(ab)
      Information Sharing Agreement - Van Kampen(aa)
      Information Sharing Agreement - Wells Fargo(z)
    Opinion of Counsel(h)

      Consent of Independent Registered Public Accounting Firm (To be filed by Amendment)
      Consent of Counsel (To be filed by Amendment)
    Not Applicable
    Not Applicable
    Not Applicable
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed March 16, 1997).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1998).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1999).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed May 1, 2000).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 29, 1999).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed February 16, 2001).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed May 1, 2002.)
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-93947 (filed April 30, 2004).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 18, 2004).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-111589 (filed December 29, 2003).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2003.)
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 25, 2005).
  Incorporated herein be reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 29, 2005).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2006).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed April 28, 2006).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-124509 (filed April 28, 2006).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2004).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2005).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007).
  Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).

Item 25.       Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Kris A. Robbins*	President, Chief Executive Officer and Director
Thomas A. Swank*	Senior Vice President, Chief Operating Officer and Director
J. Michael Keefer*	Senior Vice President, General Counsel, Secretary and Director
David J. Keith*	Senior Vice President and Chief Information Officer
Michael G. Odlum*	Senior Vice President and Chief Investment Officer
Kalman Bakk, Jr.*	Senior Vice President and Director
Amy J. Lee*	Vice President, Associate General Counsel and Assistant Secretary
Thomas R. Kaehr*	Vice President, Controller and Treasurer
Carmen R. Hill*	Assistant Vice President and Chief Compliance Officer

*Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26.       Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is owned by Security Benefit Corporation through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corporation is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2006 no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

The following chart indicates the persons controlled by or under common control with SBL Variable Annuity Account XIV or SBL:

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned by SBMHC (directly or indirectly)
Security Benefit Mutual Holding Company (Holding Company)	Kansas	---
Security Benefit Corporation (Holding Company)	Kansas	100%
Security Benefit Life Insurance Company (Stock Life Insurance Company)	Kansas	100%
6th Avenue Investment Management Company, LLC (Investment Adviser)	Kansas	100%
Security Distributors, Inc. (Broker/Dealer, Principal Underwriter of Mutual Funds)	Kansas	100%
Security Investments Corporation (Service Company)	Kansas	100%
Security Global Investors, LLC (Investment Adviser)	Kansas	100%
se(2), inc. (Third Party Administrator)	Kansas	100%
Security Benefit Academy, Inc. (Daycare Company)	Kansas	100%
Security Financial Resources, Inc. (Financial Services)	Kansas	100%
Security Financial Resources Collective Investments, LLC (Private Fund)	Delaware	100%
First Security Benefit Life Insurance and Annuity Company of New York (Stock Life Insurance Company)	New York	100%
Brecek & Young Advisors, Inc.	California	100%
Brecek & Young Financial Services Group of Montana, Inc.	Montana	100%
Brecek & Young Financial Services Group of Nevada, Inc.	Nevada	100%
Brecek & Young Financial Group Insurance Agency of Texas, Inc.	Texas	100%

SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, and IV, SBL Variable Universal Life Insurance Account, Security Varilife Separate Account, Variflex Separate Account, SBL Variable Annuity Account VIII, SBL Variable Annuity Account XI, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

Through the above-referenced separate accounts, SBL might be deemed to control the open-end management investment companies listed below. As of December 31, 2006, the approximate percentage of ownership by the separate accounts for each company was as follows:

Security Income Opportunity Fund	46.73%
SBL Fund	100%

Item 27.       Number of Contractowners

As of June 1, 2007, there were 29,992 Qualified Contracts and 12,290 Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28.       Indemnification

The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

The Articles of Incorporation include the following provision:

     (a) No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

     (b) Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       Principal Underwriter

(a)(1)	Security Distributors, Inc. ("SDI"), an affiliate of SBL, acts as principal underwriter for:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Variable Annuity Account IX
Account XVI
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
(a)(2)	SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York ("FSBL"):
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
(a)(3)	SDI acts as principal underwriter for the following funds:
Security Equity Fund Security Income Fund Security Large Cap Value Fund Security Mid Cap Growth Fund SBL Fund Security Financial Resources Collective Investments, LLC
(a)(4)	SDI acts as principal underwriter for the following Commonwealth Annuity and Life Insurance Company Separate Accounts:
VEL Account
VEL II Account
VEL III Account
Separate Account III
Select Separate Account II
Inheiritage Account
Group VEL Account
Separate Account IMO
Separate Account FUVUL
Separate Account KGC
Separate Account KG
Separate Account VA-P
Separate Account VA-K
Separate Account VA-K - Delaware Medallion Annuity Contracts
Allmerica Select Separate Account
Fulcrum Separate Account
(a)(5)	SDI acts as principal underwriter for the following First Allmerica Financial Life Insurance Company Separate Accounts:
VEL II Account
Separate Account SPVL
Allmerica Select Separate Account II
Inheiritage Account
Group VEL Account
Separate Account IMO
Separate Account KG
Separate Account KGC
Separate Account VA-P
Separate Account VA-K
Separate Account VA-K - Delaware Medallion Annuity Contracts
Allmerica Select Separate Account
Fulcrum Separate Account
(a)(6)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:
Nationwide Multi-Flex Variable Account Nationwide Variable Account 9
(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	Gregory J. Garvin	President and Director
	Michael G. Odlum	Vice President and Director
	Thomas R. Kaehr	Treasurer
	Amy J. Lee	Secretary and Chief Compliance Officer
	Brenda M. Harwood	Vice President, Assistant Treasurer and Director
	Richard M. Goldman Connecticut Business Center 6 Landmark Square #471 Stamford, CT 06901-2704)	Director
	Christopher D. Swickard	Assistant Secretary
	Carmen R. Hill	Assistant Vice President
*One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.
(c)	Not Applicable.

Item 30.       Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.       Management Services

All management contracts are discussed in Part A or Part B.

Item 32.       Undertakings

  Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

  Registrant undertakes that it will include as part of the Variable Annuity contract application a space that an applicant can check to request a Statement of Additional Information.

  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

  Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

  SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

  Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that is has complied with the provisions of paragraphs (a)-(d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 27th day of June, 2007.

Security Benefit Life Insurance Company (the Depositor) - SBL Variable Annuity Account XIV (The Registrant)
By:	KRIS A. ROBBINS
Kris A. Robbins, President, Chief Executive Officer and Director
By:	THOMAS A. SWANK
Thomas A. Swank, Senior Vice President, Chief Operating Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on June 27, 2007.

SIGNATURES AND TITLES

By:	KRIS A. ROBBINS
Kris A. Robbins, President, Chief Executive Officer and Director (principal executive officer)
By:	THOMAS A. SWANK
Thomas A. Swank, Senior Vice President, Chief Operating Officer, and Director
By:	J. MICHAEL KEEFER
J. Michael Keefer, Senior Vice President, General Counsel, Secretary and Director
By:	THOMAS R. KAEHR
Thomas R. Kaehr, Vice President, Controller and Treasurer (chief accounting officer and chief financial officer)

EXHIBIT INDEX

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